LONG-TERM LOAN (Textual) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 12, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Repayments of lines of credit			$ 22,000			$ 10,000
Debt Instrument, Collateral Amount			2,307			2,839		¥ 14,475	¥ 18,472
Repayments of Long-term Debt	$ 12,000		$ 12,104	¥ 75,924	¥ 0
September 12, 2019	13,750					12,000	$ 13,750
September 12, 2020	19,250					19,250	19,250
September 12, 2021	24,750					24,750	24,750
September 12, 2022	$ 30,250					$ 44,000	$ 30,250
Loan Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 55,000
Debt Issuance Costs, Net										$ 1,705	¥ 11,559
Debt Instrument, Interest Rate, Stated Percentage			4.07%			4.05%		4.07%	4.05%
Amendment Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 110,000
Debt Instrument, Term		5 years
Amendment Facility Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			2.00%			2.00%		2.00%	2.00%
Amendment Facility Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.50%			3.50%		3.50%	3.50%